Share Capital - Weighted Average Number of Common Shares Outstanding Used in Basic and Diluted Earnings per Share Computation (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Basic weighted average common shares outstanding	118,768,728	118,607,569
Effect of stock options		8,114
Diluted weighted average common shares outstanding	118,768,728	118,615,683